Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 96.43%
Arizona: 1.08%
GO revenue: 1.08%
Maricopa County AZ Elementary School District #25 Liberty School Improvement Project 2019 Series A (AGM Insured)	5.00%	7-1-2023	$ 300,000	$ 301,639
California: 8.27%
Education revenue: 0.80%
California Municipal Finance Authority Education Revenue Bond Stream Charter School Project Series A 144A	5.00	6-15-2051	125,000	110,088
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	125,000	112,471
				222,559
GO revenue: 2.00%
Newman-Crows Landing Unified School District CAB Series 2022 ¤	0.00	8-1-2025	600,000	555,278
Health revenue: 0.38%
California Municipal Finance Authority Revenue Refunding Bonds Eisenhower Medical Center Series A	5.00	7-1-2027	100,000	107,014
Housing revenue: 2.42%
California Municipal Finance Authority Special Finance Agency XII California Essential Housing Revenue Bond Allure Apartments Series A-2 Junior Bonds 144A	4.38	8-1-2049	200,000	156,802
California Municipal Finance Authority Student Housing Revenue Bond CHF Riverside I LLC - University of California Riverside North District Phase 1 Student Housing Project	5.00	5-15-2029	375,000	394,729
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bonds Mezzanine Lien Waterscape Apartments Series 2021B 144A	4.00	9-1-2046	150,000	120,573
				672,104
Miscellaneous revenue: 2.67%
California Infrastructure & Economic Development Bank Lease Revenue Teachers Retirement	5.00	8-1-2030	310,000	355,076
San Francisco City & County 49 South Van Ness Project Green Bond Series A	4.00	4-1-2034	370,000	387,455
				742,531
				2,299,486
Colorado: 5.88%
Education revenue: 2.84%
Colorado Board of Trustees School of Mines Institutional Enterprise Revenue Bonds Series 2022B (AGM Insured)	5.25	12-1-2052	200,000	218,885
Colorado ECFA Revenue Improvement & Refunding Bonds Charter School	5.00	3-15-2027	535,000	572,425
				791,310
Health revenue: 1.75%
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	500,000	485,518
See accompanying notes to portfolio of investments

Allspring Municipal Sustainability Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.29%
Regional Colorado Transportation District Private Activity Bond Denver Transit Partners Eagle P3 Project Series A	4.00%	7-15-2040	$ 375,000	$ 358,422
				1,635,250
District of Columbia: 1.00%
Water & sewer revenue: 1.00%
District of Columbia Water & Sewer Authority Public Utility Green Bond Series A	5.00	10-1-2038	250,000	278,100
Florida: 0.38%
Education revenue: 0.38%
Florida Development Finance Corporation Educational Facilities United Cerebral Palsy Charter Schools Projects Social Bonds Series A	5.00	6-1-2050	125,000	107,151
Georgia: 0.96%
Education revenue: 0.96%
Georgia Private Colleges & Universities Authority Mercer University Project Series 2022	5.25	10-1-2051	250,000	267,464
Guam: 0.91%
Water & sewer revenue: 0.91%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	250,000	253,968
Idaho: 1.43%
Health revenue: 1.43%
Idaho Health Facilities Authority Hospital Trinity Health Credit Group Series A	5.00	12-1-2047	385,000	396,800
Illinois: 18.51%
Education revenue: 2.29%
Illinois Finance Authority LEARN Charter School Project	4.00	11-1-2051	750,000	637,160
GO revenue: 3.31%
Chicago IL Series A	6.00	1-1-2038	375,000	400,663
Decatur IL Green Bond (BAM Insured)	5.00	3-1-2024	375,000	380,952
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	155,000	138,010
				919,625
Health revenue: 3.82%
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2048	500,000	463,688
Southwestern Illinois Development Authority Health Facility Revenue Bonds Series 2017A	5.00	2-15-2025	580,000	600,433
				1,064,121
Miscellaneous revenue: 2.16%
Illinois Finance Authority Clean Water Initiative Revolving Fund	5.00	7-1-2024	585,000	601,996
Tax revenue: 1.86%
Chicago IL Transit Authority Sales Tax Receipts (AGM Insured)	5.00	12-1-2046	500,000	516,688
See accompanying notes to portfolio of investments

2  |  Allspring Municipal Sustainability Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 2.52%
Chicago IL Public Building Commission Chicago Transit Authority (Ambac Insured)	5.25%	3-1-2031	$ 600,000	$ 700,194
Water & sewer revenue: 2.55%
Chicago IL Wastewater Transmission Series C	5.00	1-1-2024	700,000	709,332
				5,149,116
Indiana: 5.16%
Health revenue: 1.17%
Indiana Finance Authority Hospital Revenue Reid Health Series 2022 (AGM Insured)	5.00	1-1-2041	300,000	324,871
Miscellaneous revenue: 2.07%
Indiana Finance Authority State Revolving Fund Program Refunding Green Bonds Series E	5.00	2-1-2047	500,000	574,784
Water & sewer revenue: 1.92%
Indiana Finance Authority State Revolving Fund Program Refunding Green Bonds Series B	5.00	2-1-2028	500,000	535,109
				1,434,764
Maryland: 1.76%
Housing revenue: 1.76%
Maryland CDA Department of Housing & Community Multifamily Development Woodside Gardens Series A 144A	1.33	1-1-2024	500,000	488,989
Massachusetts: 5.33%
Education revenue: 1.90%
Massachusetts Development Finance Agency Boston College Issue Series U	5.00	7-1-2025	500,000	528,116
Health revenue: 3.43%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2025	125,000	126,656
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series D	5.00	7-1-2044	300,000	304,075
Massachusetts Development Finance Agency Revenue Refunding Bond Series G	5.25	7-1-2052	500,000	523,864
				954,595
				1,482,711
Michigan: 3.84%
Miscellaneous revenue: 1.95%
Michigan Building Authority Series I	5.00	10-15-2031	500,000	540,979
Tax revenue: 0.36%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	100,000	100,202
See accompanying notes to portfolio of investments

Allspring Municipal Sustainability Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 1.53%
Great Lakes MI Water Authority Water Supply System Series D	5.00%	7-1-2031	$ 400,000	$ 426,811
				1,067,992
Minnesota: 0.32%
Education revenue: 0.32%
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020A	5.00	9-1-2055	100,000	88,261
Nevada: 4.36%
GO revenue: 4.36%
Clark County NV Flood Control District	5.00	11-1-2029	500,000	574,362
Clark County NV School District Building Series A	4.00	6-15-2035	625,000	639,030
				1,213,392
New Jersey: 3.85%
Education revenue: 2.47%
Passaic County Improvement Authority Series 2023	5.25	7-1-2043	670,000	686,087
Miscellaneous revenue: 0.98%
New Jersey EDA Series XX	4.00	6-15-2024	270,000	273,117
Tax revenue: 0.40%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	100,000	110,688
				1,069,892
New York: 7.70%
Education revenue: 5.16%
Allegany County NY Capital Resource Corporation Tax-Exempt Revenue Bonds Series 2022A	5.00	12-1-2026	390,000	405,474
Build New York City Resource Corporation East Harlem Scholars Academy Charter School Social Impact Project Series 2022 144A	5.00	6-1-2032	375,000	380,609
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2041	150,000	141,773
New York Dormitory Authority Non-State Supported Debt Series A	5.00	7-1-2038	270,000	294,950
Tompkins County Development Corporation Tax-Exempt Revenue Refunding Bonds Series 2017	5.00	7-1-2041	205,000	211,330
				1,434,136
GO revenue: 0.46%
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	125,000	127,273
Water & sewer revenue: 2.08%
New York Environmental Facilities Corporation Clean Water & Drinking Water New York City Municipal Water Finance Authority Project Series A	5.00	6-15-2032	500,000	579,887
				2,141,296
See accompanying notes to portfolio of investments

4  |  Allspring Municipal Sustainability Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 1.56%
Housing revenue: 0.65%
North Carolina Capital Facilities Finance Refunding Bonds The Arc of North Carolina Projects Series A (Department of Housing and Urban Development Insured)	5.00%	10-1-2024	$ 180,000	$ 182,320
Transportation revenue: 0.91%
North Carolina Turnpike Authority Series 2016A	5.00	7-1-2054	250,000	252,047
				434,367
Oklahoma: 0.89%
Miscellaneous revenue: 0.89%
McIntosh County Educational Facilities Authority Educational Facilities Lease Revenue Bonds Series 2022	2.00	9-1-2023	250,000	248,412
Oregon: 3.56%
GO revenue: 1.94%
Bend OR Series 2020	5.00	6-1-2050	500,000	540,252
Health revenue: 1.62%
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2031	430,000	451,080
				991,332
Pennsylvania: 8.30%
Education revenue: 2.70%
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	250,000	251,889
Philadelphia PA IDA Saint Joseph's University Series C	4.00	11-1-2037	500,000	498,065
				749,954
Health revenue: 3.60%
Lancaster County Hospital Authority Series 2021	5.00	11-1-2051	625,000	648,211
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	375,000	353,537
				1,001,748
Transportation revenue: 2.00%
Pennsylvania Turnpike Commission Turnpike Series B-1	5.25	6-1-2047	535,000	556,484
				2,308,186
South Carolina: 1.07%
Education revenue: 1.07%
South Carolina Jobs EDA Revenue Wofford College Project	5.00	4-1-2033	270,000	297,813
Texas: 0.83%
Water & sewer revenue: 0.83%
Texas Water Development Board State Water Implementation Revenue Fund For Texas Revenue Bonds Series 2018B	5.00	4-15-2024	225,000	230,628
Utah: 4.04%
Housing revenue: 4.04%
Utah Board of Higher Education University of Utah Bonds Series 2022B	5.00	8-1-2042	1,000,000	1,125,252
See accompanying notes to portfolio of investments

Allspring Municipal Sustainability Fund  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 4.88%
Education revenue: 0.56%
Washington HEFAR Seattle University Project	5.00%	5-1-2027	$ 145,000	$ 156,392
GO revenue: 2.44%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2026	625,000	677,323
Utilities revenue: 1.88%
Chelan County WA Public Utility District #001 Consolidated Revenue Refunding Bonds Governmental Series A	4.00	7-1-2036	500,000	522,809
				1,356,524
Wisconsin: 0.56%
Health revenue: 0.56%
PFA Hospital Revenue Bonds Carson Valley Medical Center Series A	4.00	12-1-2051	200,000	156,229
Total Municipal obligations (Cost $28,041,678)				26,825,014

		Yield	Shares
Short-term investments: 2.54%
Investment companies: 2.54%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		4.12	706,191	706,262
Total Short-term investments (Cost $706,332)				706,262
Total investments in securities (Cost $28,748,010)	98.97%			27,531,276
Other assets and liabilities, net	1.03			286,068
Total net assets	100.00%			$27,817,344

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
See accompanying notes to portfolio of investments

6  |  Allspring Municipal Sustainability Fund

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$1,657,378	$4,402,589	$(5,353,384)	$(77)	$(244)	$706,262	706,191	$996
See accompanying notes to portfolio of investments

Allspring Municipal Sustainability Fund  |  7

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$26,825,014	$0	$26,825,014
Short-term investments
Investment companies	706,262	0	0	706,262
Total assets	$706,262	$26,825,014	$0	$27,531,276
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Municipal Sustainability Fund